Staff costs and Directors' remuneration - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension and other post-retirement benefits:
Total staff costs	$ 1,444	$ 1,358	$ 2,180
Costs borne by IHG [member]
Costs
Wages and salaries	1,315	1,233	1,982
Social security costs	86	86	131
Pension and other post-retirement benefits:
Defined benefit plans (note 27)	2	3	3
Defined contribution plans	41	36	64
Total staff costs	569	500	735
Costs are borne by the System Fund [member]
Pension and other post-retirement benefits:
Total staff costs	304	242	313
Costs are reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 571	$ 616	$ 1,132